SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in Fair Value of Derivative Liability (Details) - Wabash Valley Resources, Amended Membership Interest Purchase Agreement - Derivative Financial Instruments, Liabilities - USD ($)
$ in Thousands
	3 Months Ended	4 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period		$ 7,705
Change in estimated fair value		(104)
Settlements	$ (3,400)	(3,412)
Estimated fair value at end of period	$ 4,189	$ 4,189